SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Major Customer Concentration) (Details) - Customer [Member] - Sales [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer A [Member]
Concentration Risk [Line Items]
Concentration percentage	17.00%	42.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration percentage	30.00%	19.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration percentage	30.00%	18.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration percentage	3.00%	13.00%	73.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration percentage	9.00%
Customer F [Member]
Concentration Risk [Line Items]
Concentration percentage	5.00%	5.00%